Related party transaction	12 Months Ended
Mar. 31, 2026
Disclosure of related parties [Abstract]
Related party transaction
36.	Related party transaction:

The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the Board of Directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2026, 2025 and 2024 are as follows:

		% of Ownership interest
Particulars	Country of incorporation	March 31, 2026	March 31, 2025
Holding Company
Raju Vegesna Infotech & Industries Private Limited	India
Wholly owned Subsidiaries of Holding company
Ramanand Core Investment Company Private Limited	India
Satya Sravanthi Agrofarms Private Limited	India
Anantha Koti Raju Developers Private Limited	India
V.A.L.S. Developers Private Limited	India
KKAAR Farms and Developers Private Limited	India
Raju Vegesna Properties (India) Private Limited	India
V.A.R. Agrotech Private Limited	India
Village Inns (India) Private Limited	India
Raju Vegesna Developers Private Limited	India
V.R.R. Shelters Private Limited	India
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100.00	100.00
Sify Technologies North America Corporation	USA	100.00	100.00
Sify Data and Managed Services Limited	India	100.00	100.00
Sify Infinit Spaces Limited *	India	88.45	100.00
Sify Digital Services Limited	India	100.00	100.00
SKVR Software Solution Private Limited *	India	94.34	100.00
Key Management Personnel
Mr. Raju Vegesna - CEO, Chairman and Managing Director
Mr. M P Vijay Kumar - Executive Director & Chief Financial Officer
Mr. C R Rao - Chief Operating Officer
Mr. Arun Seth - Independent Director
Mr. Ram Sewak Sharma - Independent Director (w.e.f. 20.06.2025)
Mr. Thomas Michael Bradicich - Independent Director (w.e.f. 05.07.2024)
Mrs. Padmaja Chunduru - Independent Director (w.e.f. 12.10.2024)
Mrs. Bala Saraswathi Vegesna - Professional Director
Trust controlled by KMP:
Vegesna Family Trust, USA
Raju Vegesna Foundation, India

*

Pursuant to Conversion of Compulsorily Convertible Debentures and Compulsorily Convertible Preference Shares into equity Shares by SISL on February 07,2026, the holding of Sify Technologies Limited stands reduced from 100% to 88.45%. Consequently, the holding in SKVR Software Solution Private Limited stands reduced from 100% to 94.34%.

The following is a summary of the related party transactions for the year ended March 31, 2026:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	-
Sitting fees paid	-	-	15
Salaries and other short-term benefits *	-	-	46
Contributions to defined contribution plans *	-	-	2
Share based payment transactions *	-	-	-
Lease rentals paid	3	10	-
CSR Contribution made	-	25	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made	1	6	-
Lease rentals payable	-	-	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2026 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2025:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	0
Sitting fees paid	-	-	7
Salaries and other short-term benefits *	-	-	50
Contributions to defined contribution plans *	-	-	3
Share based payment transactions *	-	-	-
Lease rentals paid	2	9	-
CSR Contribution made	-	20	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made	1	6	-
Lease rentals payable	-	-	-

Note: 0 represents amount below the rounding off norm adopted by the Group.

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2025 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2024:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	0
Sitting fees paid	-	-	3
Salaries and other short-term benefits *	-	-	62
Contributions to defined contribution plans *	-	-	3
Share based payment transactions *	-	-	-
Lease rentals paid	1	9	-
CSR Contribution made	-	28	-
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares	-	500	-
Advance lease rentals and refundable deposits made	-	6	-
Lease rentals payable	0	1	-

Note: 0 represents amount below the rounding off norm adopted by the Group.

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2024 of this Annual Report have been in the ordinary course of business

*

Represents salaries and other benefits of Key Management Personnel comprising of Mr. M P Vijay Kumar – Executive Director and Chief Financial Officer, Mr. C R Rao – Chief Operating Officer and Mr. Kamal Nath - Chief Executive Officer (for March 31, 2025 and March 31, 2024).